Submission	Jul. 01, 2026
Submission [Line Items]
Central Index Key	0002074176
Registrant Name	Viper Energy, Inc.
Registration File Number	333-289863
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES